Pensions and Other Post-employment Benefits - Summary of Movements in Fair Values of Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	£ (18,774)	£ (19,785)
Exchange adjustments	(87)	47	£ (40)
Additions through business combinations	(42)
Service cost	(266)	(281)	(280)
Past service cost/(credit)	(31)	(94)	(37)
Interest cost	26	36	54
Settlements and curtailments	(9)	(14)
Employer contributions	(343)	(386)	(444)
Obligations ending balance	(20,353)	(18,774)	(19,785)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	12,581	13,154
Obligations beginning balance	(12,087)	(13,101)
Employer contributions	(78)	0	(136)
Assets, ending balance	12,981	12,581	13,154
Obligations ending balance	(13,293)	(12,087)	(13,101)
UK [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	12,581	13,154	12,583
Interest cost	360	323	333
Expenses	(7)	(8)	(7)
Remeasurement	427	(411)	560
Employer contributions	187	119	225
Scheme participants' contributions	3	4	4
Benefits paid	(570)	(600)	(544)
Assets, ending balance	12,981	12,581	13,154
UK [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(12,087)	(13,101)	(12,884)
Service cost	(62)	(75)	(79)
Past service cost/(credit)	(49)	(93)	(37)
Interest cost	(341)	(320)	(340)
Remeasurement	(1,321)	906	(301)
Scheme participants' contributions	(3)	(4)	(4)
Benefits paid	570	600	544
Obligations ending balance	(13,293)	(12,087)	(13,101)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,808	2,874
Obligations beginning balance	(3,474)	(3,445)
Employer contributions	0	(125)	(78)
Assets, ending balance	2,789	2,808	2,874
Obligations ending balance	(3,506)	(3,474)	(3,445)
US [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,808	2,874	2,890
Exchange adjustments	(110)	171	(244)
Interest cost	111	102	104
Expenses	(20)	(7)	(12)
Remeasurement	245	(225)	290
Employer contributions	40	150	103
Benefits paid	(285)	(257)	(257)
Assets, ending balance	2,789	2,808	2,874
US [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(3,474)	(3,445)	(3,752)
Exchange adjustments	140	(208)	305
Service cost	(74)	(72)	(70)
Past service cost/(credit)	3	(1)
Interest cost	(140)	(122)	(135)
Remeasurement	(246)	117	(50)
Scheme participants' contributions	0
Benefits paid	285	257	257
Obligations ending balance	(3,506)	(3,474)	(3,445)
Rest of World. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,390	2,252
Obligations beginning balance	(3,213)	(3,239)
Assets, ending balance	2,662	2,390	2,252
Obligations ending balance	(3,554)	(3,213)	(3,239)
Rest of World. [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,390	2,252	2,097
Exchange adjustments	(120)	53	24
Additions through business combinations	14
Interest cost	37	29	33
Settlements and curtailments	1	(14)	(4)
Remeasurement	312	26	49
Employer contributions	116	117	116
Scheme participants' contributions	17	16	17
Benefits paid	(105)	(89)	(80)
Assets, ending balance	2,662	2,390	2,252
Rest of World. [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(3,213)	(3,239)	(3,018)
Exchange adjustments	177	(63)	(45)
Additions through business combinations	(56)
Service cost	(130)	(134)	(131)
Past service cost/(credit)	15
Interest cost	(53)	(48)	(49)
Settlements and curtailments	8	28	4
Remeasurement	(390)	170	(63)
Scheme participants' contributions	(17)	(16)	(17)
Benefits paid	105	89	80
Obligations ending balance	(3,554)	(3,213)	(3,239)
Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(18,774)	(19,785)
Obligations ending balance	(20,353)	(18,774)	(19,785)
Pension schemes [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	17,779	18,280	17,570
Exchange adjustments	(230)	224	(220)
Additions through business combinations	14
Interest cost	508	454	470
Expenses	(27)	(15)	(19)
Settlements and curtailments	1	(14)	(4)
Remeasurement	984	(610)	899
Employer contributions	343	386	444
Scheme participants' contributions	20	20	21
Benefits paid	(960)	(946)	(881)
Assets, ending balance	18,432	17,779	18,280
Pension schemes [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(18,774)	(19,785)	(19,654)
Exchange adjustments	317	(271)	260
Additions through business combinations	(56)
Service cost	(266)	(281)	(280)
Past service cost/(credit)	(31)	(94)	(37)
Interest cost	(534)	(490)	(524)
Settlements and curtailments	8	28	4
Remeasurement	(1,957)	1,193	(414)
Scheme participants' contributions	(20)	(20)	(21)
Benefits paid	960	946	881
Obligations ending balance	(20,353)	(18,774)	(19,785)
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,379)	(1,496)
Remeasurement	(77)	145	64
Obligations ending balance	(1,418)	(1,379)	(1,496)
Post-retirement benefits [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Employer contributions	110	93	101
Scheme participants' contributions	17	16	17
Benefits paid	(127)	(109)	(118)
Assets, ending balance	0
Post-retirement benefits [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,379)	(1,496)	(1,693)
Exchange adjustments	50	(71)	119
Additions through business combinations	(48)
Service cost	(22)	(29)	(30)
Past service cost/(credit)		27	2
Interest cost	(52)	(49)	(59)
Settlements and curtailments		1
Remeasurement	(77)	145	64
Scheme participants' contributions	(17)	(16)	(17)
Benefits paid	127	109	118
Obligations ending balance	£ (1,418)	£ (1,379)	£ (1,496)